Other Operating Expense	12 Months Ended
Dec. 31, 2013
Operating Expenses [Abstract]
OTHER OPERATING EXPENSE
15.	OTHER OPERATING EXPENSE

Other operating expense for the year ended December 31, 2013 and 2012 consisted of:

	For the year ended
	December 31,
	2013	2012
Depreciation	$112,201	$66,323
Travel expenses	167,782	27,412
Entertainment expenses	65,688	66,685
Promotion expenses	91,532	25,433
Car expenses	92,501	83,805
Legal and consulting expenses	354,045	239,948
Bank charges	391,882	266,140
Audit-related expense	200,015	205,554
Other expenses	342,656	130,630
Total	$1,818,302	$1,111,930